Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	44.00%	48.00%	42.00%
Volatility, maximum	51.00%	50.00%	48.00%
Risk-free interest rate, minimum	1.20%	0.80%	1.10%
Risk-free interest rate, maximum	2.10%	1.40%	1.20%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years 6 months	3 years 4 months 24 days	3 years 4 months 24 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 1 month 6 days	5 years	3 years 10 months 25 days